Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CNY
Share-based Compensation 1	10,000,000	10,000,000
Share-based Compensation 2	10.00%	10.00%
Share-based Compensation 3	22,500,000	22,500,000
Share-based Compensation 4	69,706	69,706
Share-based Compensation 5	2,380,294	2,380,294
Share-based Compensation 6	50.00%	50.00%
Share-based Compensation 7	50.00%	50.00%
Share-based Compensation 8	1,820,000	1,820,000
Share-based Compensation 9		53,417,000
Share-based Compensation 10	8,574,000
Share-based Compensation 11		1,651,000
Share-based Compensation 12	265,000
Share-based Compensation 13	1	1
Share-based Compensation 14	2.77	2.77
Share-based Compensation 15	1.58
Share-based Compensation 16	2.20
Share-based Compensation 17	1.62
Share-based Compensation 18		11,024,000
Share-based Compensation 19		10,341,000
Share-based Compensation 20		10,211,000
Share-based Compensation 21	1,639,000
Share-based Compensation 22		121,668,000
Share-based Compensation 23	19,529,000
Share-based Compensation 24	706,000
Share-based Compensation 25	875,000
Share-based Compensation 26	101,000
Share-based Compensation 27		629,000
Share-based Compensation 28	0	0
Share-based Compensation 29		3,281,000
Share-based Compensation 30		1,542,000
Share-based Compensation 31		1,558,000
Share-based Compensation 32	$ 250,000